[LETTERHEAD OF MARKWEST ENERGY PARTNERS, L.P.]

October 16, 2009

Securities and Exchange Commission
100 F Street NE
Mail Stop 7010
Washington, D.C. 20549-7010
Attn: H. Roger Schwall, Division of Corporation Finance

  Re:
  Registration Statement on Form S-4
  Filed July 2, 2009
  File No. 333-160420

Dear Mr. Schwall:

        Set forth below are the responses of MarkWest Energy Partners, L.P., a Delaware limited partnership ("MarkWest" or the "Company"), to comments received from the staff of the Division of Corporation Finance (the "Staff") of the Securities and Exchange Commission (the "Commission") by letter dated July 22, 2009, with respect to the Company's Registration Statement on Form S-4 filed with the Commission on July 2, 2009, File No. 333-160420 (the "Registration Statement"). Simultaneously with the filing of this letter, we have filed through EDGAR Amendment No. 1 to the Registration Statement ("Amendment No. 1")

General

1.
We have issued under separate cover comments on your confidential treatment request related to exhibits filed with your quarterly report on Form 10-Q on May 11, 2009. Please be advised that it would not be appropriate to request acceleration of effectiveness of your registration statement until all comments relating to your pending confidential treatment request have been resolved.

        RESPONSE:    We acknowledge the Staff's comment and will not request acceleration of effectiveness of the Registration Statement until all comments relating to the Company's pending confidential treatment request have been resolved.

Index to Exhibits

2.
Please advise why you have not included in your exhibit index the Amended and Restated Limited Liability Company Agreement of MarkWest Liberty Midstream & Resources, L.L.C. that was filed as Exhibit 10.3 to your quarterly report on Form 10-Q on May 11, 2009.

        RESPONSE:    We have revised the index to Exhibits in Amendment No. 1 to incorporate by reference as Exhibit 10.36 the Amended and Restated Limited Liability Company Agreement of MarkWest Liberty Midstream & Resources, L.L.C., which was filed as Exhibit 10.3 to the Company's quarterly report on Form 10-Q on May 11, 2009.

Closing Comments

        MarkWest Energy Partners, L.P. acknowledges that (i) the Company is responsible for the adequacy and accuracy of the disclosure in the filing; (ii) Staff comment or changes to disclosure in response to Staff comment do not foreclose the Commission from taking any action with respect to the filing; and (iii) the Company may not assert Staff comment as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

        Please direct any questions or comments regarding the foregoing to me at (303) 925-9200.

Very truly yours,
MARKWEST ENERGY PARTNERS, L.P.
By:	MARKWEST ENERGY GP, L.L.C., its General Partner
By:
/s/ C. CORWIN BROMLEY C. Corwin Bromley Senior Vice President, General Counsel and Secretary
cc:
Tracey L. McNeil (Commission)
Laura Nicholson (Commission)
David P. Oelman (Vinson & Elkins L.L.P.)